                                            UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F



                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     02/05/2009
Signature                  City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
        manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in
        this report and a portion are reported by other reporting
        manager(s).)
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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            59

Form 13F Information Table Value Total:    $1,610,086

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     7556  184639    SH       SOLE                184639
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    35845  631747    SH       SOLE                631747
ENI SPONSORED ADR              ADR              26874R108      701   14655    SH       SOLE                 14655
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    38864 1042763    SH       SOLE               1042763
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      14208  503825    SH       SOLE                503825
HEINEKEN NV ADR                ADR              2419176      13711  900775    SH       SOLE                900775
NOVARTIS AG ADR                ADR              66987V109     7530  151325    SH       SOLE                151325
SK TELECOM - ADR               ADR              78440P108   125045 6878180    SH       SOLE               6273880         604300
UNILEVER (ul)                  ADR              904767704     9449  410448    SH       SOLE                410448
UNILEVER (UN)                  ADR              904784709    40862 1664438    SH       SOLE               1664438
COCA-COLA HELLENIC BOTTLING    COM              4420723      16729 1157192    SH       SOLE                951192         206000
HONDA MOTOR CO LTD             COM              6435145      60451 2875055    SH       SOLE               2601055         274000
3M CO                          COM              88579Y101    28867  501681    SH       SOLE                443681          58000
ACMAT CORP CLASS A             COM              004616207      843   51890    SH       SOLE                 51890
ALTRIA GROUP, INC.             COM              02209S103      390   25898    SH       SOLE                 25898
AMERICAN EXPRESS COMPANY       COM              025816109    90577 4882864    SH       SOLE               4508229         374635
AMERICAN NATIONAL INSURANCE CO COM              028591105    46115  625458    SH       SOLE                554564          70894
AT&T INC                       COM              00206R102     1615   56660    SH       SOLE                 56660
AVATAR HOLDINGS INC            COM              053494100    18895  712489    SH       SOLE                507739         204750
BERKSHIRE HATHAWAY INC DEL     COM              084670108    17871     185    SH       SOLE                   185
BURLINGTON NORTHERN SANTA FE C COM              12189T104    63884  843804    SH       SOLE                705647         138157
CINTAS CORP.                   COM              172908105     6937  298632    SH       SOLE                 49932         248700
COMCAST CORP - CLASS A         COM              20030N101      555   32850    SH       SOLE                 32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200    92900 5752347    SH       SOLE               4258463        1493884
CONOCOPHILLIPS                 COM              20825c104    83842 1618565    SH       SOLE               1439010         179555
DEVON ENERGY                   COM              25179M103    25237  384065    SH       SOLE                310460          73605
DOW CHEMICAL COMPANY           COM              260543103      253   16760    SH       SOLE                 16760
EMERSON ELECTRIC COMPANY       COM              291011104    88012 2404050    SH       SOLE               2101385         302665
EXXON MOBIL CORPORATION        COM              30231G102      235    2942    SH       SOLE                  2942
FEDERATED INVESTORS INC (PA.)  COM              314211103    16035  945464    SH       SOLE                853464          92000
FINISHMASTER                   COM              31787p108     1133   75560    SH       SOLE                 75560
G & K SERVICES INC             COM              361268105     4051  200347    SH       SOLE                107388          92959
GENERAL ELECTRIC CO            COM              369604103     1674  103305    SH       SOLE                103305
GENUINE PARTS CO               COM              372460105     1315   34740    SH       SOLE                 34740
HENRY SCHEIN INC               COM              806407102    16222  442128    SH       SOLE                442128
HOME DEPOT INC                 COM              437076102    75216 3267426    SH       SOLE               2542251         725175
JEFFERIES GROUP INC. NEW       COM              472319102     3631  258225    SH       SOLE                161385          96840
KRAFT FOODS INC-A              COM              50075n104      321   11948    SH       SOLE                 11948
LEUCADIA NATIONAL CORP         COM              527288104    12839  648447    SH       SOLE                648447
NATIONAL WESTERN LIFE INS CO   COM              638522102    20914  123628    SH       SOLE                123628
NORFOLK SOUTHERN CORP          COM              655844108    34631  736045    SH       SOLE                597990         138055
PHILIP MORRIS INTERNATIONAL    COM              718172109     1928   44308    SH       SOLE                 44308
RAMCO GERSHENSON PROPERTIES TR COM              751452202      681  110207    SH       SOLE                110207
RAYONIER INC                   COM              754907103    13042  416016    SH       SOLE                416016
SAGA COMMUNICATIONS            COM              786598102      263  159515    SH       SOLE                159515
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106     1118   39840    SH       SOLE                 39840
SHERWIN WILLIAMS CO            COM              824348106      466    7800    SH       SOLE                  7800
TORCHMARK CORP                 COM              891027104    45037 1007541    SH       SOLE               1007541
TRANSATLANTIC HLDGS            COM              893521104    62932 1570947    SH       SOLE               1395648         175299
UNIFIRST CORP                  COM              904708104    53053 1786886    SH       SOLE               1432715         354171
UNION PACIFIC                  COM              907818108    39529  826975    SH       SOLE                716728         110247
URSTADT BIDDLE PROPERTIES INC. COM              917286106      214   15000    SH       SOLE                 15000
US BANCORP                     COM              902973304       90  3595      SH       SOLE                  3595
UST INC                        COM              902911106     1490 21475      SH       SOLE                 21475
VERIZON COMMUNICATIONS         COM              92343V104      387 11418      SH       SOLE                 11418
WAL-MART STORES INC            COM              931142103    70906 1264823    SH       SOLE               1114013         150810
WELLPOINT                      COM              94973v107    31173 739923     SH       SOLE                539173         200750
COCA COLA FEMSA                COM              191241108   137528 3160848    SH       SOLE               2989348         171500
JOHNSON & JOHNSON              COM              478160104    24289 405961     SH       SOLE                405961
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